Financial risk management (Tables)	12 Months Ended
Mar. 31, 2025
Statements [Line Items]
Summary of Capital Risk Management Indicator Return on Equity
Sony uses Return on Equity (“ROE”) as an indicator for capital risk management.

	March 31
	2024	2025
ROE*	13.7%	14.5%
* ROE is calculated using equity attributable to Sony Group Corporation’s stockholders.

Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
The following table summarizes Sony’s financial liabilities as of March 31, 2024 and 2025.

	Yen in millions
	March 31, 2024
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,845,607	3,870,349	3,687,051	22,043	11,422	2,728	3,069	144,036
Bonds	544,078	554,986	42,236	112,112	126,786	101,302	80,974	91,576
Borrowings	2,972,629	3,013,803	1,909,097	84,525	259,511	231,829	156,945	371,896
Loan commitments	-	50,965	50,965	-	-	-	-	-
Derivative liabilities *2	29,287	29,557	23,465	1,179	1,178	1,145	953	1,637
Guarantee deposits received	44,864	44,864	31,479	135	9	24	10	13,207
Redeemable noncontrolling interests	54,028	54,389	-	14,794	25,740	99	5,292	8,464

	Yen in millions
	March 31, 2024
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	571,726	671,899	106,505	96,090	85,917	68,624	57,850

		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		51,240	47,630	37,279	29,390	21,954	69,420

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

	Yen in millions
	March 31, 2024
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
-Net settled
Paid	28,220	22,128	1,179	1,178	1,145	953	1,637
Derivative contracts
-Gross settled
Received	49,187	49,187	-	-	-	-	-
Paid	50,524	50,524	-	-	-	-	-

	Yen in millions
	March 31, 2025
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	4,243,962	4,281,915	4,006,600	96,834	11,141	2,692	10,596	154,052
Bonds	664,390	688,245	114,299	128,972	103,488	93,160	162,927	85,399
Borrowings	2,934,386	2,971,250	1,934,886	264,847	233,755	157,629	21,521	358,612
Loan commitments	-	27,564	27,564	-	-	-	-	-
Derivative liabilities *2	154,526	155,095	21,479	121,611	3,173	2,693	2,340	3,799
Guarantee deposits received	45,017	45,017	31,866	100	21	7	6	13,017
Redeemable noncontrolling interests	52,963	53,750	10,912	21,588	4,447	3,405	2,287	11,111

	Yen in millions
	March 31, 2025
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	599,470	712,098	115,608	107,197	94,233	75,125	67,715

		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		52,376	42,763	34,114	25,860	21,529	75,578

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2025
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
-Net settled
Paid	155,095	21,479	121,611	3,173	2,693	2,340	3,799
Derivative contracts
-Gross settled
Received	-	-	-	-	-	-	-
Paid	-	-	-	-	-	-	-

Summary of Foreign Exchange Risk Exposures
The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	March 31
	2024	2025
U.S. dollar	81,000	143,720
Euro	282	(2,903)

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.

Summary of Changes in Loss Allowances
(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	2024	2025
Balance at beginning of the fiscal year	27,534	33,066

Changes due to financial assets recognized at beginning of the fiscal year:

- Financial assets that have been derecognized	(2,018)	(1,843)
New financial assets originated or purchased	9,464	9,408
Write-offs	(5,990)	(11,936)
Changes in models/risk parameters	643	(1,400)
Foreign exchange and other movements	3,433	(448)

Balance at end of the fiscal year	33,066	26,847

Debt Securities

	Yen in millions
	12-month expected credit losses *
	Fiscal year ended March 31
	2024	2025
Balance at beginning of the fiscal year	61	58

Changes due to financial assets recognized at beginning of the fiscal year:
- Financial assets that have been derecognized	(10)	(3)
New financial assets originated or purchased	8	9
Changes in models/risk parameters	(1)	(3)
Foreign exchange and other movements	-	-

Balance at end of the fiscal year	58	61

*
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

The loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of March 31, 2024 and 2025.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2023	313	824	1,137

Changes due to financial assets recognized as of April 1, 2023:
- Transfer to lifetime expected credit losses	(1)	1	-
- Transfer to 12-month expected credit losses	106	(106)	-
- Financial assets that have been derecognized	(24)	(227)	(251)
New financial assets originated or purchased	45	823	869
Changes in models/risk parameters	(162)	187	24
Foreign exchange and other movements	-	-	-

Balance as of March 31, 2024	277	1,502	1,779

Changes due to financial assets recognized as of March 31, 2024:
- Transfer to lifetime expected credit losses	(2)	2	-
- Transfer to 12-month expected credit losses	166	(166)	-
- Financial assets that have been derecognized	(23)	(156)	(179)
New financial assets originated or purchased	32	16	48
Changes in models/risk parameters	(217)	189	(28)
Foreign exchange and other movements	-	-	-

Balance as of March 31, 2025	233	1,387	1,620

Summary of Credit Risk Exposure By Risk Rating Grades
(c)	Credit risk exposure by risk rating grades
Credit risk exposure by risk rating grades as of March 31, 2024 and 2025, is as follows:
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	March 31
	2024	2025
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	2,224,058	1,972,150
Due over 30 to 90 days	47,942	46,897
Due over 90 days	75,740	56,512

Total	2,347,740	2,075,559

	Yen in millions
	March 31
	2024	2025
Debt securities by credit ratings (Gross carrying amount)
AAA	659,016	895,392
AA	3,122,639	3,245,007
A	7,111,836	7,052,650
BBB	15,668	27,660
Other	3,004	45,849

Total	10,912,163	11,266,558

Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings
The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services segment as of March 31, 2024 and 2025.

	Yen in millions
	March 31, 2024
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,570,142	247	3,570,389	1,998	2,706	4,704	3,575,093
Other	15,755	378	16,133	5	96	101	16,234

Total	3,585,897	625	3,586,522	2,003	2,802	4,805	3,591,327

	Yen in millions
	March 31, 2025
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,758,168	525	3,758,693	2,393	2,661	5,054	3,763,747
Other	20,861	322	21,183	7	84	91	21,274

Total	3,779,029	847	3,779,876	2,400	2,745	5,145	3,785,021

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.

Equity price risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of March 31, 2024 and 2025 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	March 31
	2024	2025
Income before income taxes	(24,621)	(47,269)
Other comprehensive income (before considering the tax effects)	(6,116)	(8,114)

Currency risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis

	Yen in millions
	March 31
	2024	2025
U.S. dollar	(8,100)	(14,372)
Euro	(28)	290